Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on November 4, 2019, the holders of the Founder Shares, Representative Shares, Private Warrants, and any warrants that may be issued in payment of Working Capital Loans (and all underlying securities) are entitled to registration rights. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants or warrants issued in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time commencing after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the IPO. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the IPO. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day to purchase up to 1,800,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On November 13, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 1,001,552 Units at $10.00 per Unit, leaving 798,448 Units available for a purchase price of $10.00 per Unit.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of IPO, or an aggregate of $4,550,543

(exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members that assist the Company in identifying and consummating a Business Combination.

Merger Agreement

The Company has entered into an Agreement and Plan of Merger, dated August 9, 2021 and amended September 8, 2021 (the “Merger Agreement”), by and among the Company, Merida Merger Sub, Inc., a Washington corporation and wholly-owned subsidiary of Merida (“First Merger Sub”), Merida Merger Sub II, LLC, a Washington limited liability company and wholly-owned subsidiary of Merida (“Second Merger Sub”), and Leafly Holdings, Inc., a Washington corporation (“Leafly”). Pursuant to the Merger Agreement, among other things the parties will undertake the following transactions (collectively, the “Transactions”): (i) First Merger Sub will merge with and into Leafly, with Leafly surviving such merger (“First Merger”), and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Leafly will merge with and into Second Merger Sub, with Second Merger Sub surviving such merger (the “Second Merger”) and being a wholly-owned subsidiary of the Company.

Pursuant to the Merger Agreement, the aggregate value of the consideration (prior to giving effect to the earnout consideration described below) to be paid to Leafly’s securityholders is $385 million, as follows: (a) each share of Class 1 common stock of Leafly, par value $0.0001 per share, each share of Class 2 common stock of Leafly, par value $0.0001 per share, and each share of Class 3 common stock of Leafly, par value $0.0001 per share (collectively, the “Leafly Common Stock”), issued and outstanding immediately prior to the First Merger (including shares of Leafly Common Stock issued upon the conversion of the Notes) will be converted into the right to receive a number of shares of common stock of the Company, par value $0.0001 per share (“Merida Common Stock”) equal to the Exchange Ratio (as defined below), and (b) each share of Leafly Series A preferred stock, par value $0.0001 per share (“Leafly Preferred Stock”), issued and outstanding immediately prior to the First Merger will be converted into the right to receive a number of shares of the Company’s Common Stock equal to the Exchange Ratio multiplied by the number of shares of Leafly Common Stock issuable upon conversion of such shares of Leafly Preferred Stock. The “Exchange Ratio” is the quotient of (i) 38,500,000 shares of Merida Common Stock, divided by (ii) the adjusted fully diluted shares of Leafly Common Stock outstanding immediately prior to the completion of the First Merger (taking into account the number of shares of Leafly Common Stock issuable upon the conversion of the Leafly Preferred Stock and Notes and upon exercise of outstanding stock options of Leafly, assuming for the purposes of this definition that all such Company Stock Options are fully vested and exercised on a net exercise basis. Each option of Leafly that is outstanding immediately prior to the Closing will automatically convert to an option to acquire an adjusted number of shares of Merida Common Stock at an adjusted exercise price, in each case, pursuant to the terms of the Merger Agreement.

Concurrently with the execution of the Merger Agreement, the Company, the Sponsor, and Leafly entered into an agreement (“Sponsor Agreement”) providing (a) for the forfeiture of such number of shares of Merida Common Stock held by the Sponsor (such shares, the “Forfeited Shares”) equal to the quotient of the amount by which Merida’s transaction expenses exceed $6.5 million divided by $10.00, provided, that variable fees paid or required to be paid to capital markets advisory firms engaged by Parent will not be included for purposes of determining whether Merida’s transaction expenses exceed $6.5 million, (b) for The Company, the Sponsor, and Continental Stock Transfer & Trust Company to enter into an amendment to the existing stock escrow agreement providing for the forfeiture and cancellation of the Forfeited Shares and that the remaining shares held in escrow will be released or forfeited, as the case may be, upon the satisfaction or failure to satisfy certain earnout conditions, and for such shares to be subject to a six month lock-up.

The Merger Agreement may be terminated by either the Company or Leafly with mutual written notice at any time. If the closing has not occurred by February 5, 2022 (“Termination Date”), Leafly by way of written notice may terminate the Merger Agreement. The Merger Agreement can be terminated by Leafly or the Comany by way of written notice if either Leafly or the Company breach any conditions of the Merger Agreement.

NOTE 7 — COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on November 4, 2019, the holders of the Founder Shares, Representative Shares, Private Warrants, and any warrants that may be issued in payment of Working Capital Loans (and all underlying securities) are entitled to registration rights. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants or warrants issued in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time commencing after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the IPO. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the IPO. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day to purchase up to 1,800,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On November 13, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 1,001,552 Units at $10.00 per Unit, leaving 798,448 Units available for a purchase price of $10.00 per Unit.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of IPO, or an aggregate of $4,550,543 (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members that assist the Company in identifying and consummating a Business Combination.

Leafly Holdings, Inc.[Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 7 — Commitments and Contingencies

In the normal course of business, the Company may receive inquiries or become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material adverse effect on the Company’s condensed consolidated financial statements.

NOTE 6 — Commitments and Contingencies

Legal

In the normal course of business, the Company may receive inquiries or become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material adverse effect on the Company’s consolidated financial statements.